Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Driehaus Mutual Funds
Entity Central Index Key	0001016073
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000190956 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Growth Fund
Class Name	Institutional Class
Trading Symbol	DIEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Institutional Class (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)	$50	0.94%*
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 3,694,379,290
Holdings Count | Holding	104
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,694,379,290
Total number of portfolio holdings	104
Portfolio turnover rate as of the end of the reporting period (not annualized)	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23%	2.9%
SK Hynix, Inc.	2.9%
Samsung Electronics Co. Ltd.	2.8%
Alibaba Group Holding Ltd. - W	2.6%
ICICI Bank Ltd. - SP ADR	2.3%
Industrial & Commercial Bank of China Ltd. - H	1.9%
MercadoLibre, Inc.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23%	2.9%
SK Hynix, Inc.	2.9%
Samsung Electronics Co. Ltd.	2.8%
Alibaba Group Holding Ltd. - W	2.6%
ICICI Bank Ltd. - SP ADR	2.3%
Industrial & Commercial Bank of China Ltd. - H	1.9%
MercadoLibre, Inc.	1.7%

C000005025 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Growth Fund
Class Name	Investor Class
Trading Symbol	DREGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Investor Class (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)	$62	1.17%*
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%	[2]
Net Assets	$ 3,694,379,290
Holdings Count | Holding	104
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,694,379,290
Total number of portfolio holdings	104
Portfolio turnover rate as of the end of the reporting period (not annualized)	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23%	2.9%
SK Hynix, Inc.	2.9%
Samsung Electronics Co. Ltd.	2.8%
Alibaba Group Holding Ltd. - W	2.6%
ICICI Bank Ltd. - SP ADR	2.3%
Industrial & Commercial Bank of China Ltd. - H	1.9%
MercadoLibre, Inc.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Tencent Holdings Ltd.	8.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23%	2.9%
SK Hynix, Inc.	2.9%
Samsung Electronics Co. Ltd.	2.8%
Alibaba Group Holding Ltd. - W	2.6%
ICICI Bank Ltd. - SP ADR	2.3%
Industrial & Commercial Bank of China Ltd. - H	1.9%
MercadoLibre, Inc.	1.7%

C000050883 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus International Small Cap Growth Fund
Class Name	Driehaus International Small Cap Growth Fund
Trading Symbol	DRIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus International Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Small Cap Growth Fund (DRIOX)	$63	1.13%*
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.13%	[3]
Net Assets	$ 299,367,658
Holdings Count | Holding	107
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$299,367,658
Total number of portfolio holdings	107
Portfolio turnover rate as of the end of the reporting period (not annualized)	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Smiths Group PLC	2.6%
Auto1 Group SE	2.6%
Ryohin Keikaku Co. Ltd.	2.1%
ConvaTec Group PLC	2.0%
Modec, Inc.	2.0%
Scout24 SE	1.9%
SigmaRoc PLC	1.8%
Azbil Corp.	1.8%
dormakaba Holding AG	1.7%
KION Group AG	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Smiths Group PLC	2.6%
Auto1 Group SE	2.6%
Ryohin Keikaku Co. Ltd.	2.1%
ConvaTec Group PLC	2.0%
Modec, Inc.	2.0%
Scout24 SE	1.9%
SigmaRoc PLC	1.8%
Azbil Corp.	1.8%
dormakaba Holding AG	1.7%
KION Group AG	1.6%

C000101771 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Small CapGrowth Fund
Class Name	Driehaus Emerging Markets Small CapGrowth Fund
Trading Symbol	DRESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)	$65	1.24%*
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[4]
Net Assets	$ 127,077,633
Holdings Count | Holding	89
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$127,077,633
Total number of portfolio holdings	89
Portfolio turnover rate as of the end of the reporting period (not annualized)	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
ASPEED Technology, Inc.	2.3%
HD Hyundai Marine Solution Co. Ltd.	2.1%
Hitachi Energy India Ltd.	2.1%
Vista Energy SAB de CV - ADR	2.0%
Orizon Valorizacao de Residuos SA	1.9%
Lynas Rare Earths Ltd.	1.8%
Inter & Co., Inc. - BDR	1.7%
Cury Construtora e Incorporadora SA	1.7%
Home First Finance Co. India Ltd.	1.6%
Impala Platinum Holdings Ltd.	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
ASPEED Technology, Inc.	2.3%
HD Hyundai Marine Solution Co. Ltd.	2.1%
Hitachi Energy India Ltd.	2.1%
Vista Energy SAB de CV - ADR	2.0%
Orizon Valorizacao de Residuos SA	1.9%
Lynas Rare Earths Ltd.	1.8%
Inter & Co., Inc. - BDR	1.7%
Cury Construtora e Incorporadora SA	1.7%
Home First Finance Co. India Ltd.	1.6%
Impala Platinum Holdings Ltd.	1.6%

C000124893 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Event Driven Fund
Class Name	Driehaus Event Driven Fund
Trading Symbol	DEVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Event Driven Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Event Driven Fund (DEVDX)	$74	1.51%*
*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.51%	[5]
Net Assets	$ 115,217,095
Holdings Count | Holding	62
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$115,217,095
Total number of portfolio holdings	62
Portfolio turnover rate as of the end of the reporting period (not annualized)	34%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing percentage of the total exposure of the Fund. Asset Type Allocation
C000132648 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Micro Cap Growth Fund
Class Name	Driehaus Micro Cap Growth Fund
Trading Symbol	DMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Micro Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Micro Cap Growth Fund (DMCRX)	$66	1.36%*
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.36%	[6]
Net Assets	$ 356,553,518
Holdings Count | Holding	135
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$356,553,518
Total number of portfolio holdings	135
Portfolio turnover rate as of the end of the reporting period (not annualized)	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Dave, Inc.	2.4%
Centrus Energy Corp. - A	1.8%
Porch Group, Inc.	1.7%
Eos Energy Enterprises, Inc.	1.6%
Argan, Inc.	1.6%
Construction Partners, Inc. - A	1.6%
Kratos Defense & Security Solutions, Inc.	1.6%
Arlo Technologies, Inc.	1.6%
Crinetics Pharmaceuticals, Inc.	1.5%
Core Scientific, Inc.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Dave, Inc.	2.4%
Centrus Energy Corp. - A	1.8%
Porch Group, Inc.	1.7%
Eos Energy Enterprises, Inc.	1.6%
Argan, Inc.	1.6%
Construction Partners, Inc. - A	1.6%
Kratos Defense & Security Solutions, Inc.	1.6%
Arlo Technologies, Inc.	1.6%
Crinetics Pharmaceuticals, Inc.	1.5%
Core Scientific, Inc.	1.5%

C000176647 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Global Fund
Class Name	Driehaus Global Fund
Trading Symbol	DMAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Global Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Global Fund (DMAGX)	$40	0.75%*
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[7]
Net Assets	$ 67,890,083
Holdings Count | Holding	94
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,890,083
Total number of portfolio holdings	94
Portfolio turnover rate as of the end of the reporting period (not annualized)	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	4.7%
Microsoft Corp.	4.2%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23%	3.4%
JPMorgan Chase & Co.	2.3%
Meta Platforms, Inc. - A	2.2%
Shell PLC	2.1%
Siemens Energy AG	2.1%
Rolls-Royce Holdings PLC	2.0%
Alphabet, Inc. - A	2.0%
Tencent Holdings Ltd.	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NVIDIA Corp.	4.7%
Microsoft Corp.	4.2%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.23%	3.4%
JPMorgan Chase & Co.	2.3%
Meta Platforms, Inc. - A	2.2%
Shell PLC	2.1%
Siemens Energy AG	2.1%
Rolls-Royce Holdings PLC	2.0%
Alphabet, Inc. - A	2.0%
Tencent Holdings Ltd.	1.9%

C000190999 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	DNSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Institutional Class (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)	$33	0.69%*
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%	[8]
Net Assets	$ 1,022,547,595
Holdings Count | Holding	116
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,022,547,595
Total number of portfolio holdings	116
Portfolio turnover rate as of the end of the reporting period (not annualized)	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
CyberArk Software Ltd.	2.4%
Axon Enterprise, Inc.	2.1%
Credo Technology Group Holding Ltd.	2.0%
Natera, Inc.	1.9%
Curtiss-Wright Corp.	1.8%
Guardant Health, Inc.	1.7%
Karman Holdings, Inc.	1.7%
Kratos Defense & Security Solutions, Inc.	1.6%
CommVault Systems, Inc.	1.5%
Carpenter Technology Corp.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
CyberArk Software Ltd.	2.4%
Axon Enterprise, Inc.	2.1%
Credo Technology Group Holding Ltd.	2.0%
Natera, Inc.	1.9%
Curtiss-Wright Corp.	1.8%
Guardant Health, Inc.	1.7%
Karman Holdings, Inc.	1.7%
Kratos Defense & Security Solutions, Inc.	1.6%
CommVault Systems, Inc.	1.5%
Carpenter Technology Corp.	1.5%

C000190998 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	DVSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Investor Class (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Investor Class/DVSMX)	$44	0.91%*
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[9]
Net Assets	$ 1,022,547,595
Holdings Count | Holding	116
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,022,547,595
Total number of portfolio holdings	116
Portfolio turnover rate as of the end of the reporting period (not annualized)	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
CyberArk Software Ltd.	2.4%
Axon Enterprise, Inc.	2.1%
Credo Technology Group Holding Ltd.	2.0%
Natera, Inc.	1.9%
Curtiss-Wright Corp.	1.8%
Guardant Health, Inc.	1.7%
Karman Holdings, Inc.	1.7%
Kratos Defense & Security Solutions, Inc.	1.6%
CommVault Systems, Inc.	1.5%
Carpenter Technology Corp.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
CyberArk Software Ltd.	2.4%
Axon Enterprise, Inc.	2.1%
Credo Technology Group Holding Ltd.	2.0%
Natera, Inc.	1.9%
Curtiss-Wright Corp.	1.8%
Guardant Health, Inc.	1.7%
Karman Holdings, Inc.	1.7%
Kratos Defense & Security Solutions, Inc.	1.6%
CommVault Systems, Inc.	1.5%
Carpenter Technology Corp.	1.5%

C000219126 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus Small/Mid Cap Growth Fund
Class Name	Driehaus Small/Mid Cap Growth Fund
Trading Symbol	DSMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Small/Mid Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small/Mid Cap Growth Fund (DSMDX)	$39	0.80%*
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[10]
Net Assets	$ 62,361,886
Holdings Count | Holding	105
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$62,361,886
Total number of portfolio holdings	105
Portfolio turnover rate as of the end of the reporting period (not annualized)	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Axon Enterprise, Inc.	3.0%
CyberArk Software Ltd.	2.5%
Carvana Co.	2.5%
Natera, Inc.	2.4%
Quanta Services, Inc.	2.0%
Astera Labs, Inc.	1.9%
Robinhood Markets, Inc. - A	1.9%
Carpenter Technology Corp.	1.7%
Antero Resources Corp.	1.7%
Curtiss-Wright Corp.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Axon Enterprise, Inc.	3.0%
CyberArk Software Ltd.	2.5%
Carvana Co.	2.5%
Natera, Inc.	2.4%
Quanta Services, Inc.	2.0%
Astera Labs, Inc.	1.9%
Robinhood Markets, Inc. - A	1.9%
Carpenter Technology Corp.	1.7%
Antero Resources Corp.	1.7%
Curtiss-Wright Corp.	1.7%

C000249377 [Member]
Shareholder Report [Line Items]
Fund Name	Driehaus International Developed Equity Fund
Class Name	Driehaus International Developed Equity Fund
Trading Symbol	DIDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus International Developed Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Developed Equity Fund (DIDEX)	$44	0.80%*
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[11]
Net Assets	$ 2,793,093
Holdings Count | Holding	49
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,793,093
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period (not annualized)	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class), 4.16%	6.8%
SAP SE	4.1%
ASML Holding NV	3.9%
MTU Aero Engines AG	3.9%
Smiths Group PLC	3.6%
Dollarama, Inc.	3.0%
Lonza Group AG	3.0%
Pan Pacific International Holdings Corp.	3.0%
CRH PLC	2.9%
Rolls-Royce Holdings PLC	2.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class), 4.16%	6.8%
SAP SE	4.1%
ASML Holding NV	3.9%
MTU Aero Engines AG	3.9%
Smiths Group PLC	3.6%
Dollarama, Inc.	3.0%
Lonza Group AG	3.0%
Pan Pacific International Holdings Corp.	3.0%
CRH PLC	2.9%
Rolls-Royce Holdings PLC	2.9%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.